Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2015
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Feb. 26, 2016
Document Effective Date	Feb. 28, 2016
Prospectus Date	Feb. 28, 2016
Fort Pitt Capital Total Return Fund | Fort Pitt Capital Total Return Fund
Prospectus:
Trading Symbol	FPCGX